As filed with the Securities and Exchange Commission on October 26, 2001.
                                                     Registration Nos. 333-20343
                                                                        811-8154

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                      -----------------------------------
                                    FORM N-4
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 5

                                     AND/OR
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 31

                               VARIABLE ACCOUNT A
                                       OF
                      FIRST FORTIS LIFE INSURANCE COMPANY
                           (Exact Name of Registrant)
                      -----------------------------------

                      FIRST FORTIS LIFE INSURANCE COMPANY
                              (Name of Depositor)
                         308 Maltbie Street, Suite 200
                            Syracuse, New York 13204
              (Address of Depositor's Principal Executive Offices)

               Depositor's Telephone Number, including Area Code:
                                  315-451-0066
                      -----------------------------------
                              THOMAS S. CLARK, ESQ.
                              200 Hopmeadow Street
                               Simsbury, CT 06089
                    (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

                      -----------------------------------

It is proposed that this filing will be come effective (check appropriate box):

        immediately upon filing pursuant to paragraph (b) of Rule 485.
 -----

   X    on November 1, 2001 pursuant to paragraph (b) of Rule 485.
 -----

        60 days after filing pursuant to paragraph (a)(i) of Rule 485.
 -----

        On May 14, 1997 pursuant to paragraph (a)(i) of Rule 485.
 -----

        75 days after filing pursuant to paragraph (a)(ii) of Rule 485.
 -----

        On _______ pursuant to paragraph (a)(ii) of Rule 485
 -----

                                 PARTS A AND B

The Prospectus and Statement of Additional Information (including all financial statements therein) are incorporated in Parts A and B, respectively, of this Post-Effective Amendment No. 5, by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (File No. 333-20343), as filed on April 17, 2001 and declared effective on May 1, 2001.

Supplement to the Prospectus, dated November 1, 2001 is included in Part A of this Post-Effective Amendment.

                       THE TD WATERHOUSE VARIABLE ANNUITY
                               VARIABLE ACCOUNT A
                      FIRST FORTIS LIFE INSURANCE COMPANY
     SUPPLEMENT DATED NOVEMBER 1, 2001 TO THE PROSPECTUS DATED MAY 1, 2001

The following investment portfolio is added to the list of investment portfolios shown in the second paragraph of the first page of the prospectus:

STRONG MID CAP GROWTH FUND II

Under "Information Concerning Fees and Charges," the table of Portfolio Annual Expenses is revised to include the following information concerning the Strong Mid Cap Growth Fund II:

                                                                                                TOTAL PORTFOLIO
                                                                                                   OPERATING
                                                                INVESTMENT                         EXPENSES
                                                               ADVISORY AND                     (*AFTER EXPENSE
                                                              MANAGEMENT FEE   OTHER EXPENSES   REIMBURSEMENT)
---------------------------------------------------------------------------------------------------------------
Strong Mid Cap Growth Fund II                                     1.00%            0.20%            1.20%
---------------------------------------------------------------------------------------------------------------

Under "Information Concerning Fees and Charges," the following is added to the "Examples":

If you COMMENCE AN ANNUITY payment option, or whether you DO or DO NOT surrender your contract, you would pay the following cumulative expenses on a $1,000 investment, assuming a 5% annual return on assets:

 IF ALL AMOUNTS ARE IN ONE PORTFOLIO 1 YEAR 3 YEARS 5 YEARS 10 YEARS
 -------------------------------------------------------------------
 Strong Mid Cap Growth Fund II        $17     $52     $89     $194
 -------------------------------------------------------------------

Under "Appendix C," under "Strong Variable Insurance Funds, Inc.," the following is added after the last paragraph:

STRONG MID CAP GROWTH FUND II

INVESTMENT OBJECTIVE: Seeks capital growth. The fund invests primarily in stocks of medium-capitalization companies that the fund's managers believe have favorable prospects for growth of earnings and capital appreciation.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-3317
333-20343

                                     PART C
                               OTHER INFORMATION

Item 24.  FINANCIAL STATEMENTS AND EXHIBITS

      a. All financial statements are included in Part A and Part B of the Registraton Statement.

      b.  Exhibits:

          1. Resolution of the Board of Directors of First Fortis Life Insurance Company effecting the establishment of Variable Account A - filed as a part of this Form N-4, Registration Statement No. 33-71686 on November 15, 1993, and incorporated by reference.

          2.   Not applicable.

          3. (a) Form of Principal Underwriter and Servicing Agreement filed as a part of this Form N-4, Registration Statement No. 33-71686 on April 11, 1994 and is incorporated by reference.

               (b) Form of Dealer Sales Agreement - filed as a part of this Form N-4, Registration Statement No. 33-71686 on April 11, 1994 and is incorporated by reference.

               (c) Form of Supplement to Dealer Sales Agreement - filed as a part of this Form N-4, Registration Statement No. 33-71686 on April 11, 1994 and is incorporated by reference.

          4. (a) Form of Combination Fixed and Variable Annuity Contract, incorporated by reference to Pre-Effective Amendment No. 1 of this N-4 Registration Statement 333-20343 filed with the Commission on May 9, 1997.

               (b) Form of IRA Endorsement -- filed as a part of this Form N-4 Registration Statement No. 33-71686 on April 27, 1995, and incorporated by reference.

               (c) Form of Section 403(b) Annuity Endorsement -- filed as a part of this Form N-4 Registration Statement No. 33-71686 on April 27, 1995, and incorporated by reference.

               (d) Form of Automatic Portfolio Rebalancing Endorsement -- filed as a part of this Form N-4 Registration Statement No. 33-71686 on April 27, 1995, and incorporated by reference.

               (e) Form of Systematic Withdrawal Option Endorsement -- filed as a part of this Form N-4 Registration Statement No. 33-71686 on April 27, 1995, and incorporated by reference.

               (f) Form of Systematic Transfer Endorsement -- filed as a part of this Form N-4 Registration Statement No. 33-71686 on April 27, 1995, and incorporated by reference.

          5. Form of Application to be used in connection with Contract -- filed as a part of Pre-Effective Amendment No. 1 on January 24, 1997.

          6. (a) Charter of First Fortis Life Insurance Company -- filed as a part of Form 10-K, File No. 33-71690 on March 29, 1996, and incorporated by reference.

               (b) By-laws of First Fortis Life Insurance Company -- filed as a part of this Form N-4, Registration Statement No. 33-71686 on November 15, 1993.

          7.   None.

          8. Administrative Service Agreement -- filed as a part of Form 10-K, File No. 33-71690 on March 29, 1996, and incorporated by reference.

          9. Opinion and consent of David A. Peterson, Esq., Corporate Counsel of Fortis Benefits Insurance Company, as to the legality of the securities being registered -- filed as a part of this Form N-4, Registration Statement No. 33-71686 on November 15, 1993.

          10.  (a)  Consent of PricewaterhouseCoopers LLP -- filed herewith.

               (a)(1) Consent of & Ernst & Young LLP -- filed herewith.

               (b)  Copy of Power of Attorney

          11.  Not applicable.

          12.  Not applicable.

          13. Schedules of computation of each performance quotation provided in the registration statement pursuant to Item 21, incorporated by reference to Post-Effective Amendment No. 4 of this N-4 Registration Statement 333-20343 filed with the Commission on April 17, 2001.

Item 25.  DIRECTORS AND OFFICERS OF FIRST FORTIS

          The directors, executive officers, and other officers of First Fortis are listed below.

Name and Principal
 Business Address
------------------
Officer-Director                           Office With Depositor
----------------                           ---------------------

Robert B. Pollock (2)                      President, Chief Executive
                                           Chairman of the Board

Terry J. Kryshak (1)                       Sr. Vice President and Chief
                                           Administrative Officer

Larry M. Cains (2)                         Treasurer

Barbara R. Hege (2)                        Chief Financial Officer

Other Directors                            Office With Depositor
---------------                            ---------------------
Susie Gharib
CNBC
424 W. 33rd Street
New York, NY  10001

Dale Edward Gardner
Gardner & Buhl
Bridge Street
Roxbury, NY  12474

Kenneth W. Nelson
Tech Products, Inc.
15 Beach Street
Staten Island, NY 10304

Esther L. Nelson
c/o Glimmer glass Opera
7300 State Highway 80
Cooperstown, NY 13326

Clarence Elkus Galston
10 Longwood Dr., Apt. 330
Wentwood, MA 02090

Other Officers
--------------

Jerome A. Atkinson (2)                     Secretary

Melissa J. Hall (2)                        Assistant Treasurer

Paula M. SeGuin (1)                        Assistant Secretary

Katherine L. Greenzang                     Assistant Secretary

Kevin Borchert (3)                         Corporate Actuary

Dianna Duvall (3)                          Officer

Sheryle Ohme                               Officer
Fortis Benefits Insurance Company
Minneapolis Benefit Center
6600 France Avenue South
Minneapolis, MN 55435

Tom Vargo (3)                              Officer

Brad Johnson (3)                           Officer

--------------------------------

(1) Address: 308 Maltbie St., Suite 200, Syracuse, NY 13204.

(2) Address: Fortis, Inc., One Chase Manhattan Plaza, New York, NY 10005.

(3) Address: Fortis Benefits Insurance Company, 2323 Grand Blvd. Kansas City,
             MO 64108

Item 26.  PERSONS CONTROLLED BY OR UNDER CONTROL WITH THE DEPOSITOR OR
          REGISTRANT

     Variable Account A of First Fortis Life Insurance Company is a separate account of First Fortis. This separate account and Fortis Series Fund, Inc. may be deemed to be controlled by First Fortis, although First Fortis follows voting instructions of variable insurance contract owners with respect to voting on certain important matters in connection with these entities. This separate account is created under New York law and is the funding media for variable annuity contracts issued by First Fortis.

     The chart indicating the persons controlled by or under common control with First Fortis was filed as Exhibit 26 to this Form N-4 Registration Statement No. 33-71686 on April 11, 1994. First Fortis has no subsidiaries.

Item 27.  NUMBER OF CONTRACT OWNERS

   As of October 23, 2001 there were 161 Contract Owners.

Item 28.  INDEMNIFICATION

     Pursuant to the Principal Underwriter and Administrative Servicing Agreement filed as Exhibit 3(a) and (b) to this Registration Statement and incorporated by this reference, First Fortis has agreed to indemnify Fortis Investors (and its agents, employees, and controlling persons) for damages and expenses arising out of certain material misstatements and omissions in connection with the offer and sale of the Contracts, unless the misstatement or omission was based on information supplied by Fortis Investors; provided, however, that no such indemnity will be made to Fortis Investors or its controlling persons for liabilities to which they would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of reckless disregard of their obligations under such agreement. This indemnity could apply to certain directors, officers or controlling persons of the Separate Account by virtue of the fact that they are also agents, employees or controlling persons of Fortis Investors. Pursuant to the Principal Underwriter and Servicing Agreement, Fortis Investors has agreed to indemnify Variable Account A, First Fortis, and each of its officers, directors and controlling persons for damages and expenses (1) arising out of certain material misstatements and omissions in connection with the offer and sale of the Contracts, if the misstatement or omission was based on information furnished by Fortis Investors or (2) otherwise arising out of Fortis Investors' negligence, bad faith, willful misfeasance or reckless disregard of its responsibilities. Pursuant to its Dealer Sales Agreements, a form of which is filed as Exhibit 3(c) and (d) to this registration statement and is incorporated herein by this reference, firms that sell the Contracts agree to indemnify First Fortis, Fortis Investors, the Separate Account, and their officers, directors, employees, agents, and controlling persons from liabilities and expenses arising out of the wrongful conduct or omissions of said selling firm or its officers, directors, employees, controlling persons or agents.

     Also, First Fortis' By-Laws (see Article VII, which is incorporated herein by reference from Exhibit 6(b) to this Registration Statement) provide for indemnity and payment of expenses of First Fortis' officers and directors in connection with certain legal proceedings, judgments, and settlements arising by reason of their service as such, all to the extent and in the manner permitted by law. Applicable New York law generally permits payment of such indemnification and expenses if the person seeking indemnification has acted in good faith and for a purpose that he reasonably believed to be in, or not opposed to, the best interests of the Company, and, in a criminal proceeding, if the person seeking indemnification also has no reasonable cause to believe his conduct was unlawful. No indemnification is further permitted to an individual if there has been an adjudication, and a judgement rendered adverse to the individual seeking indemnification, finding that the acts were committed in bad faith, as the result of active and deliberate dishonesty, or that there was personal gain, financial profit, or other advantage which he or she was not otherwise legally entitled.

     Insofar as indemnification for any liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of First Fortis or the Separate Account pursuant to the foregoing provisions, or otherwise, First Fortis and the Separate Account have been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by First Fortis of expenses incurred or paid by a director, officer or controlling person of First Fortis or the Separate Account in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  PRINCIPAL UNDERWRITERS

          (a) Woodbury Financial Services, Inc. is the principal underwriter for Variable Account A. Woodbury Financial Services, Inc. also acts as the principal underwriter for the following registered investment companies (in addition to Variable Account A and Fortis Series Fund, Inc.): Variable Account C and D of Fortis Benefits Insurance Company, Fortis Advantage Portfolios, Inc., Fortis Equity Portfolios, Inc., Fortis Growth Fund, Inc., Fortis Money Portfolios, Inc., Fortis Tax-Free Portfolios, Inc., and Fortis Income Portfolios, Inc.

          (b) The following table sets forth certain information regarding the officers and directors of the principal underwriter, Woodbury Financial, Services Inc.:

Name and Principal
 Business Address
------------------
Robert Kerzner**         Chief Executive Officer and President
Walter White*            Senior Vice President of Operations and Operations
                         Principal
Carol Houghtby*          Chief Financial Officer, Treasurer and Financial
                         Principal
John Hite*               Vice President, Secretary and Chief Legal Officer
Mark Cadalbert*          Chief Compliance Officer

------------------------------
*   Address: 500 Bielenberg Drive, Woodbury, MN 55125.
**  200 Hopmeadow Street, Simsbury CT 06089
    (c)   None.

Item 30. LOCATION OF ACCOUNTS AND RECORDS

     The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 and 31a-3 thereunder are maintained by First Fortis, Woodbury Financial Services, Inc. and Hartford Administrative Services Company at 500 Bielenberg Drive, Woodbury, Minnesota 55125 and 220 Salina Meadows Parkway, Suite 255, Syracuse, New York 13220.

Item 31.  MANAGEMENT SERVICES

     First Fortis entered into an Administrative Services Agreement with Fortis Benefits Insurance Company which is dated October 1, 1991 and which has been subsequently amended. Pursuant to that agreement, Fortis Benefits provides certain management and management support services, as generally described below, to First Fortis and Fortis Benefits is reimbursed by First Fortis for these services on the basis of Fortis Benefits' costs, apportioned on an equitable basis, for providing those services. The services which Fortis Benefits provides pursuant to that agreement relating to First Fortis' group life, health, and disability insurance business and its individual annuity business are generally as follows: (1) in-house legal services, (2) computer hardware and systems services for maintenance of corporate accounting and policyholder records, and (3) training services for new products. Fortis Benefits additionally provides actuarial services, including product development, pricing, valuation and compliance services. Prior to 1994, Fortis Benefits provided more extensive services to First Fortis relating to its group life, health, and disability insurance business.

Additionally, pursuant to an agreement with Fortis, Inc., Fortis, Inc. provides First Fortis with investment and general management services. The obligation to provide investment services has been assigned by Fortis, Inc. to Hartford Administrative Services Company. First Fortis paid its affiliates the following sums for these services for its fiscal year ended December 31, 1998, December 31, 1999, and December 31, 2000, respectively: $1,712,000, $1,541,000, and $
 .

Item 32.  UNDERTAKINGS

The Registrant hereby undertakes:

     (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

     (b) to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a toll-free phone number, postcard, or similar written communication affixed to or included in the Prospectus that the applicant can call or remove to send for a Statement of Additional Information;

     (c) to deliver a Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

First Fortis Life Insurance Company represents:

     (a) that the fees and charges imposed under the provisions of the Contract covered by this registration statement, in the aggregate, are reasonable in relation to the services to be rendered by the Registrant associated with the Contracts, the expenses to be incurred by the Registrant associated with the Contracts, and the risks assumed by the Registrant associated with the Contracts.

     The Registrant intends to rely on the no-action response dated November 28, 1988 from Ms. Angela C. Goelzer of the Commission staff to the American Council of Life Insurance concerning the redeemability of Section 403(b) annuity contracts and the Registrant has complied with the provisions of paragraphs
(1)-(4) thereof.

                                 SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and duly caused this Registration Statement to be signed on its behalf, in the Town of Woodbury, and State of Minnesota on this 26th day of October, 2001.

FIRST FORTIS LIFE INSURANCE COMPANY -
VARIABLE ACCOUNT A
  (Registrant)

By: /s/ ROBERT B. POLLOCK                        *By: /s/ THOMAS S. CLARK
   -----------------------------------                --------------------------
   President,                                         Thomas S. Clark
   Chief Executive Officer & Chairman                 Attorney-in-Fact
   of the Board

FIRST FORTIS LIFE INSURANCE COMPANY
  (Depositor)

By:  /s/ ROBERT B. POLLOCK
    -----------------------------------
    President,
    Chief Executive Officer & Chairman
    of the Board

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

Robert B. Pollock, President, Chief Executive
  Officer & Chairman of the Board, (Prinicipal
  Executive Officer)                              By: /s/ THOMAS S. CLARK
Larry Cains, Treasurer and Director, (Prinicipal      --------------------------
  Financial Officer)                                  Thomas S. Clark
Barbara R. Hege, Chief Financial Officer,             Attorney-in-Fact
  (Principal Accounting Officer)
Terry Kryshak, Sr. Vice President and Chief
  Administrative Officer and Director
Allen R. Freedman, Director                       Date: October 26, 2001
Clarence E. Galston, Director
Dale E. Gardner, Director
Esther L. Nelson, Director
Kenneth W. Nelson, Director

333-20343

                                 EXHIBIT INDEX

10(a)      Consent of PricewaterhouseCoopers LLP

10(a)(1)   Consent of Ernst & Young LLP

10(b)      Copy of Power of Attorney